Segmented Information - Operating Segments Earnings and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Petroleum and natural gas sales, net of royalties	$ 148,464	$ 63,134
Finance revenue	108	673
Revenue	148,572	63,807
Segmented and non-segmented expenses (income)
Production and operating	50,212	40,323
Transportation costs	793	12
Selling costs	2,495	875
G&A	15,253	17,555
Stock-based compensation	(1,478)	(2,418)
Lease inducement	91	95
Settlement of ARO	695	0
Realized foreign exchange loss	194	3,607
Unrealized foreign exchange loss	35	(4,292)
Realized loss on financial instruments	2,871	956
Income tax expense	21,819	12,446
Income taxes - deferred	0	3,009
Segmented funds flow from operations	55,592	(8,361)
Capital expenditures	38,159	86,133
Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	38,118	26,658
Property acquisition [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	59,475
Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	41	0
Operating segments [member] | Egypt [member]
Revenue
Petroleum and natural gas sales, net of royalties	130,987	62,634
Finance revenue	33	102
Revenue	131,020	62,736
Segmented and non-segmented expenses (income)
Production and operating	44,705	40,054
Transportation costs	0	0
Selling costs	2,495	875
G&A	5,782	7,060
Stock-based compensation	0	0
Lease inducement	0	0
Settlement of ARO	0	0
Realized foreign exchange loss	0	0
Unrealized foreign exchange loss	0	0
Realized loss on financial instruments	2,935	956
Income tax expense	21,819	12,446
Income taxes - deferred	0	3,009
Segmented funds flow from operations	53,284	(1,664)
Operating segments [member] | Egypt [member] | Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	31,151	26,658
Operating segments [member] | Egypt [member] | Property acquisition [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Operating segments [member] | Egypt [member] | Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Operating segments [member] | Canada [member]
Revenue
Petroleum and natural gas sales, net of royalties	17,477	500
Finance revenue	0	0
Revenue	17,477	500
Segmented and non-segmented expenses (income)
Production and operating	5,507	269
Transportation costs	793	12
Selling costs	0	0
G&A	1,147	0
Stock-based compensation	0	0
Lease inducement	0	0
Settlement of ARO	695	0
Realized foreign exchange loss	0	0
Unrealized foreign exchange loss	0	0
Realized loss on financial instruments	(64)	0
Income tax expense	0	0
Income taxes - deferred	0	0
Segmented funds flow from operations	9,399	219
Operating segments [member] | Canada [member] | Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	6,967	0
Operating segments [member] | Canada [member] | Property acquisition [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	59,475
Operating segments [member] | Canada [member] | Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Non-segment [member]
Revenue
Petroleum and natural gas sales, net of royalties	0	0
Finance revenue	75	571
Revenue	75	571
Segmented and non-segmented expenses (income)
Production and operating	0	0
Transportation costs	0	0
Selling costs	0	0
G&A	8,324	10,495
Stock-based compensation	(1,478)	(2,418)
Lease inducement	91	95
Settlement of ARO	0	0
Realized foreign exchange loss	194	3,607
Unrealized foreign exchange loss	35	(4,292)
Realized loss on financial instruments	0	0
Income tax expense	0	0
Income taxes - deferred	0	0
Segmented funds flow from operations	(7,091)	(6,916)
Non-segment [member] | Exploration and development [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Non-segment [member] | Property acquisition [member]
Segmented and non-segmented expenses (income)
Capital expenditures	0	0
Non-segment [member] | Corporate expenditures [member]
Segmented and non-segmented expenses (income)
Capital expenditures	$ 41	$ 0